Share-Based Payments - Restricted Stock Unit Activity (Detail) - Restricted Stock Units [Member] shares in Thousands	12 Months Ended
Dec. 31, 2016 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Nonvested, beginning of period, shares | shares	29,135
Granted, shares | shares	10,581
Vested, shares | shares	(9,630)
Reinvested dividend equivalents, shares | shares	1,093
Forfeited, shares | shares	(1,574)
Nonvested, end of period, shares | shares	29,605
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Nonvested, beginning of period, weighted-average grant date fair value per share (in dollars per share) | $ / shares	$ 31.53
Granted, weighted-average grant-date fair value per share (in dollars per share) | $ / shares	30.74
Vested, weighted-average grant date fair value per share (in dollars per share) | $ / shares	27.41
Reinvested dividend equivalents, weighted-average grant date fair value per share (in dollars per share) | $ / shares	32.56
Forfeited, weighted-average grant date fair value per share (in dollars per share) | $ / shares	32.18
Nonvested, end of period, weighted-average grant date fair value per share (in dollars per share) | $ / shares	$ 32.59